Geographic Information and Concentrations of Risk (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
The Company’s disaggregated revenue information was as follows:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Revenue by end market:
Cloud	$747	$155
Client	3,024	3,002
Consumer	1,683	1,746

Total revenue	$5,454	$4,903

Revenue by geography:
Asia	$3,274	$3,313
Americas	1,207	759
Europe, Middle East and Africa	973	831

Total revenue	$5,454	$4,903

The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
The Business’s disaggregated revenue information is as follows:

	2024	2023	2022
	(in millions)
Revenue by end market
Cloud	$325	$500	$1,264
Client	4,069	3,637	6,038
Consumer	2,269	1,949	2,452

Total revenue	$6,663	$6,086	$9,754

The Business’s operations outside the United States include manufacturing facilities in China, Japan, Malaysia, as well as sales offices throughout the Americas, Asia Pacific, Europe and the Middle East. The following tables summarize the Business’s operations by geographic area:

	2024	2023	2022
	(in millions)
Net revenue 1
United States	$933	$1,133	$1,768
China	2,549	2,302	3,769
Hong Kong	1,044	690	1,324
Rest of Asia	917	898	1,391
Europe, Middle East and Africa	1,058	930	1,349
Other	162	133	153

Total	$6,663	$6,086	$9,754

(1)
Net revenue is attributed to geographic regions based on the ship-to
location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.

Schedule of f Long Lived Assets
The Business’s long-lived assets, including property, plant and equipment by geographic area, are as follows:

	2024	2023
	(in millions)
Long-lived assets 2
United States	$77	$154
China	249	298
Malaysia	388	390
Rest of Asia	4	4
Europe, Middle East and Africa	73	87

Total	$791	$933

(2)	Long-lived assets include property, plant and equipment and are attributed to the geographic location in which they are located.